Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cyber security Risk Management and Strategy

As a public security company, we prioritize robust cyber security measures to protect our assets, operations, and stakeholders. We have established policies and processes for assessing, identifying, and managing material risks from cyber security threats (as defined below), and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cyber security threats, including any potential cyber security incidents (as defined below).

We conduct periodic risk assessments to identify cyber security threats, as well as additional assessments in the event of a material change in our business practices that may affect information systems (as defined below) that are vulnerable to such cyber security threats. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these risk assessments, we re-design, implement, and maintain reasonable safeguards to minimize identified risks; reasonably address any identified gaps in existing safeguards; and regularly monitor the effectiveness of our safeguards. We devote significant resources and designate high-level personnel, including our Chief Security & Trust Officer, our Chief Information Security Officer (“CISO”) and our Chief Information Officer (“CIO”), to manage the risk assessment and mitigation process.

As part of our overall risk management process, we monitor and test our safeguards and train our employees on these safeguards, in collaboration with human resources, IT, and management.  Personnel at all levels and departments receive training on our cyber security policies.

We engage our internal auditors and other third parties in connection with our risk assessment processes. These service providers assist us to design and implement our cyber security policies and procedures in accordance with common best practices and methodologies, as well as to monitor and test our security controls.

We maintain a third-party risk management process with regard to third-party service providers, pursuant to which third-party service providers that store, process, or have access to our data, integrate with our systems, or provide certain services to us are required to undergo a security assessment prior to approval. Approved service providers are subject to ongoing monitoring, and we conduct periodic reviews of critical and high-risk service providers to help ensure continued compliance with our security requirements.

We have not identified any risks from known cyber security threats, including as a result of any prior cyber security incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

We regularly experience attempts by third parties to gain unauthorized access to, or to introduce malicious software into, our information technology systems. While a limited number of these attempts have resulted in minor and isolated incidents, they were promptly identified, investigated and remediated in real time by our cyber security and information technology teams. Based on our investigations, these incidents did not affect our customers, did not involve any leakage of customer or company data, and did not result in any material impact on our operations. For additional information regarding whether any risks from cyber security threats, including as a result of any previous cyber security incidents, have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please refer to Item 3D, “Key Information – Risk Factors”, in this Annual Report on Form 20-F, including the risk factors entitled “Other General Risks and Risks Related to the Ownership of Our Ordinary Shares - Our information technology systems, networks and products and services have been, and may continue to be, subject to various security threats and cyber security incidents”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	As a public security company, we prioritize robust cyber security measures to protect our assets, operations, and stakeholders. We have established policies and processes for assessing, identifying, and managing material risks from cyber security threats (as defined below), and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cyber security threats, including any potential cyber security incidents (as defined below).
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
We have not identified any risks from known cyber security threats, including as a result of any prior cyber security incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Cyber Security Governance

Our Board of Directors considers cyber security risk as part of its risk oversight function and has delegated oversight of cyber security and other information technology risks to the Audit Committee. As such, the Audit Committee oversees management’s implementation of our cyber security risk management program.

The Audit Committee receives quarterly reports from our Chief Information Officer and CISO on cyber security regarding our company’s cyber security risks and activities, including any recent cyber security incidents and related responses, cyber security systems testing, activities of third parties, as well as any incidents with lesser impact potential.

Our Audit Committee provides updates to the board of directors on such reports.

Our management team, particularly our CIO, oversees our cyber security policies and processes, including those described in “Cyber security Risk Management and Strategy” above, and is responsible for assessing and managing our material risks from cyber security threats. Our CIO and his team have primary responsibility for our overall cyber security risk management program and supervise both our internal cyber security personnel and our retained external cyber security consultants. Our management team’s experience includes our  CIO’s 18 years of experience in IT services, since 2008.

Our CIO supervises efforts to prevent, detect, mitigate, and remediate cyber security risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

For purposes of this Item 16K:

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A “cyber security incident” means an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through our information systems that jeopardizes the confidentiality, integrity, or availability of a registrant’s information systems or any information residing therein.

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A “cyber security threat” means any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

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“Information systems” means electronic information resources, owned or used by us, including physical or virtual infrastructure controlled by such information resources, or components thereof, organized for the collection, processing, maintenance, use, sharing, dissemination, or disposition of our information to maintain or support our operations.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board of Directors considers cyber security risk as part of its risk oversight function and has delegated oversight of cyber security and other information technology risks to the Audit Committee. As such, the Audit Committee oversees management’s implementation of our cyber security risk management program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Audit Committee receives quarterly reports from our Chief Information Officer and CISO on cyber security regarding our company’s cyber security risks and activities, including any recent cyber security incidents and related responses, cyber security systems testing, activities of third parties, as well as any incidents with lesser impact potential.

Cybersecurity Risk Role of Management [Text Block]
Our management team, particularly our CIO, oversees our cyber security policies and processes, including those described in “Cyber security Risk Management and Strategy” above, and is responsible for assessing and managing our material risks from cyber security threats. Our CIO and his team have primary responsibility for our overall cyber security risk management program and supervise both our internal cyber security personnel and our retained external cyber security consultants. Our management team’s experience includes our  CIO’s 18 years of experience in IT services, since 2008.

Our CIO supervises efforts to prevent, detect, mitigate, and remediate cyber security risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, particularly our CIO, oversees our cyber security policies and processes, including those described in “Cyber security Risk Management and Strategy” above, and is responsible for assessing and managing our material risks from cyber security threats. Our CIO and his team have primary responsibility for our overall cyber security risk management program and supervise both our internal cyber security personnel and our retained external cyber security consultants. Our management team’s experience includes our CIO’s 18 years of experience in IT services, since 2008.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team’s experience includes our CIO’s 18 years of experience in IT services, since 2008.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our CIO supervises efforts to prevent, detect, mitigate, and remediate cyber security risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true